Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets
Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments	$—	$42,919	$—	$42,919
Assets of the benefits plan	$—	$216,548	$—	$216,548
Assets held for sale (1)	$—	$884	$—	$884
Revalued administrative property (note 14)	$—	$—	$110,931	$110,931

(1)	Assets held for sale don’t including sales costs associated.

Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (note 28 and 29)
Aircraft fuel hedges	$—	$525	$—	$525
Interest rate derivatives	—	11	—	11
Investments	—	55,440	—	55,440
Assets of the benefits plan	—	204,527	—	204,527
Assets held for sale (1)	—	694,336	—	694,336
Revalued administrative property (note 14)	$—	$—	$111,112	$111,112

(1)	Assets held for sale don’t including sales costs associated.

Quantitative Disclosures of Fair Value Measurement Hierarchy for Liabilities
Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Interest rate derivatives (notes 28 and 29)	$—	$2,697	$—	$2,697
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt	$—	$6,275,788	$—	$6,275,788

Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Interest rate derivatives (notes 28 and 29)	$—	$1,289	$—	$1,289
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt	$—	$5,454,688	$—	$5,454,688